Acquisition (narrative) (detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 29, 2013	Mar. 31, 2014	Mar. 31, 2013 Independent Foods [Member]	Mar. 31, 2014 Independent Foods [Member]	Jan. 15, 2013 Independent Foods [Member]
Business Acquisition [Line Items]
Purchase Price				$ 5.0	$ 5.0
Gain on Purchase of Business	0.1	2.0	1.9
Liabilities acquired					$ 19.5